Jody M. Walker
Attorney At Law
7841 South Garfield Way
                           Centennial, CO 80122
Telephone:  303-850-7637                      Facsimile:  303-220-9902

February 12, 2007

David Lyon
Securities and Exchange Commission
Washington, D.C. 20549

Re:   Globalink, Ltd.
      SB-2, filed amendment number 5, filed January 30, 2007
      File Number 333-133961

Dear Mr. Lyon:

In response to your letter dated February 7, 2007, please note the following:

Financial Statements
Period from Inception February 3, 2006 to December 31, 2006
General
1. We note your response to our previous comment 3 in which you state that your auditor is of the opinion that the changes in your financial statements do not constitute a restatement. However, management has revised publicly reported financial information to correct an error in the valuation of shares issued for services, which constitutes a restatement as defined in paragraph 2(j) of SFAS 154. Therefore, please revise your document to provide restated financial information that includes the disclosures previously requested for the periods restated.

The auditor's report has been revised to include the following:

As explained in Note 1 to these financial statements, management has elected to revalue the stock given to officers and directors for services. This revaluation has been accounted for as a change in accounting estimate and they have been restated as shown in the Note 1. We concur in this restatement.

Additionally, Note 5 has been moved to Note 1 and Note 1 has been revised to provide all disclosures required by paragraph 26 of SFAS 154, including presenting the effect of the restatement on EPS as reported and as restated.

The Company issued 2,625,000 shares for cash at $.0133333 per share in the amount of $35,000.00 and 1,125,000 shares for services at $.50 in the amount of $562,500. Management has changed the value on these shares to the issue price on the Company's current filing on the advice of counsel. The change has been accounted for as a change in accounting estimate. A summary follows as to changes in the previous financials:



February 28, 2006
                            As originally     As Adjusted   Change
                              Reported
Net Loss                     $ (25,363)       $(572,863)  $(547,500)
Deficit accumulated during
 the Development Stage       $ (25,363)       $(572,863)  $(547,500)
Paid-in Surplus              $  46,250        $ 593,250   $ 547,500
Earnings per share           $ (.00676)       $ (.15276)  $ (.14600)

August 31, 2006
                            As originally     As Adjusted   Change
                              Reported
Net Loss                     $ (32,017)       $(579,517)  $(547,500)
Deficit accumulated during
 the Development Stage       $ (32,017)       $(579,517)  $(547,500)
Paid-in Surplus              $  46,250        $ 593,250   $ 547,500
Earnings per share           $ (.00854)       $ (.15454)  $ (.14600)

Thank you for your time and consideration in this matter.

/s/Jody M. Walker
---------------------------
Jody M. Walker